Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for bad debts	$ 90,000	$ 80,000	$ 80,000
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued
Preferred stock, outstanding
Series A Preferred Stock [Member]
Preferred stock, authorized	2	2	2
Preferred stock, par value (in Dollars per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued
Preferred stock, outstanding
Series B Preferred Stock [Member]
Preferred stock, authorized	1	1	1
Preferred stock, par value (in Dollars per share	$ 1.00	$ 0.001	$ 0.001
Preferred stock, issued	1	1	1
Preferred stock, outstanding	1	1	1
Common Class A [Member]
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized	75,000,000	75,000,000	75,000,000
Common stock, issued	3,954,897	3,922,566	3,898,364
Common stock, outstanding	3,954,897	3,922,566	3,898,364
Common Class B [Member]
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized	50,000,000	50,000,000	50,000,000
Common stock, issued	0	0	0
Common stock, outstanding	0	0	0